Fair Value Measurements Financial Assets and Liabilities Subject to Recurring Fair Value (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Estimate of Fair Value Measurement [Member]
Assets
Total assets at fair value	$ 25,771	$ 1,163	$ 2,408
Liabilities
Total liabilities at fair value	1,342	4,489	9,451
Fair Value, Inputs, Level 2 [Member]
Assets
Total assets at fair value	25,771	1,163	2,408
Liabilities
Total liabilities at fair value	1,342	4,489	9,451
Interest Rate Contracts [Member] | Estimate of Fair Value Measurement [Member]
Assets
Derivative assets	25,065		1,335
Liabilities
Derivative liabilities	1,342	3,807	7,836
Interest Rate Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Derivative assets	25,065		1,335
Liabilities
Derivative liabilities	1,342	3,807	7,836
Foreign Exchange Contracts [Member] | Estimate of Fair Value Measurement [Member]
Assets
Derivative assets	573	638	931
Foreign Exchange Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Derivative assets	573	638	931
Commodity Contract [Member] | Estimate of Fair Value Measurement [Member]
Assets
Derivative assets	133	525	142
Liabilities
Derivative liabilities		682	1,615
Commodity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Derivative assets	133	525	142
Liabilities
Derivative liabilities		$ 682	$ 1,615